Related Party Transactions (Details) - Schedule of remuneration of directors and key management personnel - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payments to key management personnel:
Salaries, consulting and directors’ fees	$ 1,387,221	$ 1,271,532	$ 1,179,762
Share-based payments	2,126,970	235,737	261,794
Total	$ 3,514,191	$ 1,507,269	$ 1,441,556